Fair value of assets and liabilities - Asset of financial guarantee derivative movements (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Fair value of assets and liabilities
Balance at the beginning		¥ 719,962,262
Change in fair value of financial guarantee derivative	$ 25,083,543	163,670,115		¥ 246,371,828	¥ 200,971,302
Balance at the end	45,659,474	297,928,066		719,962,262
Potential maximum undiscounted amount payable (Remaining estimated payment to ZhongAn based on the pre-agreed Cap at December 31, 2019)	2,331,120		$ 207,080,370			¥ 15,210,557	¥ 1,441,652,114
Financial guarantee derivative
Fair value of assets and liabilities
Balance at the end	45,659,474	297,928,066
Potential maximum undiscounted amount payable (Remaining estimated payment to ZhongAn based on the pre-agreed Cap at December 31, 2019)	41,720,920					272,229,005	155,618,319
Loans Facilitated In 2020
Fair value of assets and liabilities
Potential maximum undiscounted amount payable (Remaining estimated payment to ZhongAn based on the pre-agreed Cap at December 31, 2019)	69,678,790					454,654,107
Guarantee assets | Financial guarantee derivative
Fair value of assets and liabilities
Balance at the beginning	(110,339,044)	(719,962,262)		(358,249,913)
Estimated payment to ZhongAn based on the pre-agreed Cap	194,448,793	1,268,778,377		2,270,629,689
Less: Initially estimated net guarantee service fee to be collected	176,436,798	1,151,250,106		2,039,737,713
Add : Subsequent changes in estimated net guarantee service fee to be collected for outstanding loans	2,407,996	15,712,174		(15,479,852)
Change in fair value of financial guarantee derivative	20,419,991	133,240,445		246,371,828
Add: Guarantee service fee received from borrowers	220,837,003	1,440,961,442		1,877,885,497
Less: Compensation paid to ZhongAn	176,577,424	1,152,167,691		2,485,969,674
Balance at the end	(45,659,474)	(297,928,066)	$ (110,339,044)	(719,962,262)	(358,249,913)
Potential maximum undiscounted amount payable (Remaining estimated payment to ZhongAn based on the pre-agreed Cap at December 31, 2019)	41,720,920					272,229,005	155,618,319
Changes in fair value related to balance outstanding	$ 6,117,377					39,915,887	120,363,772
Guarantee assets | Loans facilitated in 2018
Fair value of assets and liabilities
Balance at the beginning		0		(358,249,913)
Estimated payment to ZhongAn based on the pre-agreed Cap				0
Less: Initially estimated net guarantee service fee to be collected				0
Add : Subsequent changes in estimated net guarantee service fee to be collected for outstanding loans				(16,050,795)
Change in fair value of financial guarantee derivative				16,050,795
Add: Guarantee service fee received from borrowers				713,157,422
Less: Compensation paid to ZhongAn				370,958,304
Balance at the end				0	¥ (358,249,913)
Potential maximum undiscounted amount payable (Remaining estimated payment to ZhongAn based on the pre-agreed Cap at December 31, 2019)							0
Changes in fair value related to balance outstanding							0
Guarantee assets | Loans facilitated in 2019
Fair value of assets and liabilities
Balance at the beginning		(719,962,262)
Estimated payment to ZhongAn based on the pre-agreed Cap				2,270,629,689
Less: Initially estimated net guarantee service fee to be collected				2,039,737,713
Add : Subsequent changes in estimated net guarantee service fee to be collected for outstanding loans		57,152,814		570,943
Change in fair value of financial guarantee derivative		57,152,814		230,321,033
Add: Guarantee service fee received from borrowers		818,427,767		1,164,728,075
Less: Compensation paid to ZhongAn		155,618,319		2,115,011,370
Balance at the end				¥ (719,962,262)
Potential maximum undiscounted amount payable (Remaining estimated payment to ZhongAn based on the pre-agreed Cap at December 31, 2019)							155,618,319
Changes in fair value related to balance outstanding							¥ 120,363,772
Guarantee assets | Loans Facilitated In 2020
Fair value of assets and liabilities
Estimated payment to ZhongAn based on the pre-agreed Cap		1,268,778,377
Less: Initially estimated net guarantee service fee to be collected		1,151,250,106
Add : Subsequent changes in estimated net guarantee service fee to be collected for outstanding loans		(41,440,640)
Change in fair value of financial guarantee derivative		76,087,631
Add: Guarantee service fee received from borrowers		622,533,675
Less: Compensation paid to ZhongAn		996,549,372
Balance at the end		¥ (297,928,066)
Potential maximum undiscounted amount payable (Remaining estimated payment to ZhongAn based on the pre-agreed Cap at December 31, 2019)						272,229,005
Changes in fair value related to balance outstanding						¥ 39,915,887
Minimum | Default rates | Level 3
Fair value of assets and liabilities
Financial guarantee derivative input	4.79					4.79
Maximum | Default rates | Level 3
Fair value of assets and liabilities
Financial guarantee derivative input	17.87					17.87